LONG TERM BORROWINGS (Tables)	6 Months Ended
Sep. 30, 2021
LONG-TERM BORROWINGS
Schedule of short term and long term borrowings from commercial banks or other institutions

	Fixed annual		March 31,	September 30,
Funding Partners	interest rate	Term	2021	2021
			RMB	RMB
Current portion of long-term borrowings	5.9%~8.0%	mature before December 31, 2021	79,560	27,063
Long-term borrowings	5.0%	mature on December 15, 2022	233,000	233,000
			312,560	260,063